Convertible Redeemable Preferred Shares (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended				6 Months Ended	8 Months Ended	12 Months Ended					34 Months Ended
	Oct. 31, 2014 CNY (¥) ¥ / shares shares	Aug. 31, 2014 CNY (¥) shares	Sep. 30, 2012 CNY (¥)	Jan. 31, 2011 CNY (¥)	Jun. 30, 2011 CNY (¥)	Aug. 19, 2010 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 shares	Sep. 30, 2012 CNY (¥)	Oct. 31, 2014 $ / shares
Convertible Redeemable Preferred Shares [Line Items]
Conversion ratio							1	1
Deemed dividend
Ordinary shares repurchased | shares											1,925,063
Consideration paid to repurchase ordinary shares									¥ 50,842	¥ 13,958
Common Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Ordinary shares repurchased | shares									3,603,642	803,811
Consideration paid to repurchase ordinary shares									¥ 3	¥ 1
Stock Issued During Period, Shares, New Issues | shares									9,000,000	37,950,000
Founding Shareholders [Member]
Convertible Redeemable Preferred Shares [Line Items]
Ordinary shares repurchased | shares		1,925,063
Consideration paid to repurchase ordinary shares		¥ 20,964
Series A equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Interest compounding rate (as a percent)										12.50%
Conversion ratio										1
Series B equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Conversion ratio										1
Series C1 equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Interest compounding rate (as a percent)							15.00%	15.00%
Fair value of shares determined by the Company with the assistance of independent valuation firm			¥ 270,923									¥ 270,923
Deemed dividend			¥ 4,683
Series A Shares [Member] | Common Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Shares issued upon conversion of equity interests | shares										19,622,241
Series B Shares [Member] | Common Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Shares issued upon conversion of equity interests | shares										26,532,203
Series C1 Shares [Member] | Common Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Shares issued upon conversion of equity interests | shares										29,056,332
Series C2 Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Fair value of shares determined by the Company with the assistance of independent valuation firm		37,630
Deemed dividend		16,666
Proceeds from issuance of Series D convertible redeemable preferred shares, net		¥ 20,964
Stock Issued During Period, Shares, New Issues | shares		1,925,063
Series C2 Shares [Member] | Common Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Shares issued upon conversion of equity interests | shares										1,925,063
Series D Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Proceeds from issuance of Series D convertible redeemable preferred shares, net	¥ 145,746
Par value of preferred share (in dollars per share) | $ / shares													$ 0.0001
Issue price per share | (per share)	¥ 19.69												$ 3.20
Stock Issued During Period, Shares, New Issues | shares	7,504,324
Series D Preferred Stock [Member] | Common Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Shares issued upon conversion of equity interests | shares										7,504,324
Alibaba [Member] | Shanghai Baozun [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors												25.16%
Alibaba [Member] | Shanghai Baozun [Member] | Series A equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors						39.56%
Total consideration						¥ 32,732
Alibaba [Member] | Shanghai Baozun [Member] | Series B equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors				7.29%
Total consideration				¥ 12,859
Crescent Castle and New Access [Member] | Shanghai Baozun [Member] | Series B equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors					27.55%
Total consideration					¥ 119,120
Group of investors including existing preferred share investors [Member] | Shanghai Baozun [Member] | Series C1 equity interests [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of equity interest acquired by investors			27.62%
Total consideration			¥ 266,240